Offerings	Feb. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	30,666,667
Proposed Maximum Offering Price per Unit	10.53
Maximum Aggregate Offering Price	$ 322,920,003.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,595.25
Offering Note	Note 1.a. All securities being registered will be issued by Spring Valley Acquisition Corp. III ("SVIII"), after its continuation as a corporation continued in British Columbia (the "Continuation" and the continuing entity following the Continuation to be renamed "General Fusion Group Ltd.," "New General Fusion"), in connection with the transactions including the business combination described in the proxy statement/prospectus (the "Proxy Statement") included in the registration statement to which this calculation of filing fee table is attached as Exhibit 107 (collectively, the "Transaction"). Note 1.b. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends or similar transactions. Note 1.c. Amount registered represents the number of common shares, no par value, of New General Fusion (the "New GF Common Shares") issuable upon completion of the Transaction, and New GF Common Shares underlying earnout shares of New General Fusion issuable, directly or indirectly, upon completion of the Transaction, as described in the Proxy Statement, in exchange for: (a) up to 23,000,000 Class A ordinary shares, par value $0.0001 per share, of SVIII ("SVIII Class A Ordinary Shares"), that were registered pursuant to the Registration Statement on Form S-l (File No. 333-289294) and issued by SVIII as a part of units (the "SVIII Units") in its initial public offering (the "IPO"), and (b) an aggregate of 5,416,667 SVIII Class B Ordinary Shares held by Spring Valley Acquisition Sponsor III, LLC (the "Sponsor") and SVIII's independent directors ("SVIII Class B Ordinary Shares"). As a result of the Continuation, each SVIII Class A Ordinary Share and each SVIII Class B Ordinary Share will automatically be converted by operation of law into one Class A common share, par value $0.0001 per share, of SVIII ("SVIII Class A Common Shares") and one Class B Common Share, par value $0.0001 per share, of SVIII ("SVIII Class B Common Shares"), respectively. Following the Continuation, but prior to the amalgamation of 1573562 B.C. Ltd. ("NewCo") with and into General Fusion Inc. ("General Fusion") with NewCo surviving the amalgamation, each SVIII Class B Common Share will be converted into and exchanged for one SVIII Class A Common Share. Following this, upon the closing of the Transaction, each share of SVIII Class A Common Share shall automatically be converted by operation of law into one New GF Common Share. Note 1.d. Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the SVIII Class A Ordinary Shares on the Nasdaq Global Market on February 20, 2026 ($10.53 per SVIII Class A Ordinary Share). This calculation is in accordance with Rule 457(f)(1) and Rule 457(c) of the Securities Act
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	97,112,743
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a. and 1.b. Note 2.a. Amount registered represents the number of New GF Common Shares issuable upon completion of the Transaction, and New GF Common Shares underlying convertible preferred shares, warrants (including warrants exercisable for earnout shares), earnout shares and stock options (including stock options exercisable for earnout shares) of New General Fusion issuable upon completion of the Transaction, as described in the Proxy Statement, in exchange for (a) 40,735,073 Class A Voting Common shares of General Fusion (the "GF Class A Shares"), (b) 3,500,000 Class B Non-Voting Common shares of General Fusion, (c) 7,618,445 stock options exercisable for GF Class A Shares, (d) 11,646,479 warrants to purchase GF Class A Shares, which warrants were issued in previous private placements of General Fusion, (e) 10,556,367 warrants to purchase GF Class A Shares issuable prior to the closing of the Transaction to the investors in the private placement of units of General Fusion at a purchase price of $10.20 per unit (the "PIPE"), and (f) 10,556,367 convertible preferred shares of General Fusion issuable prior to the closing of the Transaction to the investors in the PIPE. Note 2.b. Pursuant to Rule 457(f)(2) under the Securities Act, General Fusion is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value per share of the General Fusion securities expected to be exchanged in connection with the Transaction.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Shares
Amount Registered | shares	14,329,445
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a. and 1.b. Note 3.a. Represents warrants to acquire shares of New GF Common Shares (the "New GF Warrants"), with a per share exercise price of $11.50, issuable in exchange for (a) 7,666,667 public warrants to purchase SVIII Class A Ordinary Shares, which warrants were issued as a part of the SVIII Units in the IPO, and (b) 6,662,778 private placement warrants to purchase SVII Class A Ordinary Shares, which warrants were issued in a private placement in connection with the IPO Note 3.b. No registration fee is required pursuant to Rule 457(g) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the New GF Warrants has been allocated to the shares of New GF Common Shares issuable upon exercise of the New GF Warrants and included in the registration fee paid in respect of such shares of New GF Common Shares.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of Warrants
Amount Registered | shares	14,329,445
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 164,788,617.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,757.31
Offering Note	See Offering Note 1.a. and 1.b. Note 4.a. Represents 14,329,445 shares of New GF Common Shares, issuable upon exercise by holders of New GF Warrants following the completion of the Transaction. Note 4.b. Pursuant to Rule 457(g)(1) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the shares underlying the warrants is calculated based on an exercise price of $11.50 per share.